Transaction Agreement - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended
	Apr. 07, 2019	Feb. 28, 2018	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Feb. 15, 2018
Share per price				$ 10.00		$ 10.00
common stock Issued on Acquisition				4,000,000
Proceeds from Issuance of Common Stock			$ 25,000
Maximum [Member]
Share per price				$ 12.00
PIPE Investors [Member]
Shares repurchased				1,750,000
Share per price				$ 10
common stock Issued				10,700,000
common stock Par Value				$ 0.0001
Proceeds from Issuance of Common Stock				$ 100,000,000
New Leo Business [Member]
Share per price				$ 10.00
common stock Issued on Acquisition				36,000,137
Proceeds From Acquisition				$ 250,000,000
Sponsor [Member]
Proceeds from Issuance of Common Stock				$ 25,000
Common Class B [Member]
Shares repurchased		2,875,000
common stock Par Value			$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member] | Subsequent Event [Member]
Shares repurchased	1,750,000
Common Class B [Member] | Sponsor [Member] | New Leo Business [Member]
Shares repurchased				1,750,000